Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Commercial Commitments	The Company has following commercial commitments:
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Leases	$613,303	$319,157	$294,146	$-	$-